                                          SUPPLEMENT DATED AUGUST 2, 2006 TO THE
                                                   VARIABLE ANNUITY CONTRACT AND
                                                  VARIABLE LIFE INSURANCE POLICY
                                                       PROSPECTUSES LISTED BELOW

This supplement describes changes to the Prospectuses dated May 1, 2006 or May 2, 2005, as supplemented, for the below-listed variable annuity contracts and variable life insurance policies issued by MetLife Insurance Company of Connecticut, MetLife Life and Annuity Company of Connecticut, First Citicorp Life Insurance Company and Citicorp Life Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your Prospectus for future reference.

CHANGES TO VARIABLE FUNDING OPTIONS

On August 1, 2006, Legg Mason Partners Fund Advisor, LLC (LMPFA) will become the investment manager of the investment portfolios listed below, one or more of which is available as a Variable Funding Option in your variable annuity contract, or as an Investment Option in your variable life insurance policy (please refer to your Prospectus for the portfolios available in your product).

In addition, on August 1, 2006, CAM North America, LLC (CAM N.A.), Batterymarch Financial Management, Inc. (Batterymarch), Western Asset Management Company (Western Asset) and/or Western Asset Management Company Limited (Western Asset Limited) will become the subadviser(s) of the investment portfolios listed below. LMPFA, CAM N.A., Batterymarch, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc.

Please note that our forms and communications with you may continue temporarily to refer to the investment managers and/or subadvisers that the investment portfolios listed above had before August 1, 2006 until we are able to revise such documents.

Replace the subadviser information under "THE ANNUITY CONTRACT -- The Variable Funding Options"(for variable annuity contracts) or "The Funds" (for variable life insurance policies) with the following:

FUND                                                                               NEW SUBADVISER(S)
Legg Mason Partners Variable Lifestyle Balanced Portfolio                      CAM N.A.

Legg Mason Partners Variable Lifestyle Growth Portfolio                        CAM N.A.

Legg Mason Partners Variable Lifestyle High Growth Portfolio                   CAM N.A.

Legg Mason Partners Variable Multiple Discipline Portfolio All Cap Growth
   and Value                                                                   CAM N.A.

Legg Mason Partners Variable Multiple Discipline Portfolio Large Cap Growth
   and Value                                                                   CAM N.A.

Legg Mason Partners Variable Multiple Discipline Portfolio Global All Cap
   Growth and Value                                                            CAM N.A.

Legg Mason Partners Variable Multiple Discipline Portfolio Balanced All Cap
   Growth and Value                                                            CAM N.A. and Western Asset

FUND                                                                               NEW SUBADVISER(S)
Legg Mason Partners Variable Appreciation Portfolio                            CAM N.A.

Legg Mason Partners Variable Capital and Income Portfolio                      CAM N.A. and Western Asset

Legg Mason Partners Variable Portfolios II - Legg Mason Partners
 Variable Growth and Income Portfolio                                          CAM N.A.

Legg Mason Partners Variable Equity Index Portfolio                            Batterymarch

Legg Mason Partners Variable Portfolios II - Legg Mason Partners Variable
   Aggressive Growth Portfolio                                                 CAM N.A.

Legg Mason Partners Variable Fundamental Value Portfolio                       CAM N.A.

Legg Mason Partners Variable Portfolios III, Inc. - Legg Mason
Partners Variable Aggressive Growth Portfolio                                  CAM N.A.

Legg Mason Partners Variable International All Cap Growth Portfolio            CAM N.A.

Legg Mason Partners Variable Portfolios III, Inc. - Legg Mason Partners
   Variable Large Cap Growth Portfolio                                         CAM N.A.

Legg Mason Partners Variable Large Cap Value Portfolio                         CAM N.A.

Legg Mason Partners Variable Mid Cap Core Portfolio                            CAM N.A.

Legg Mason Partners Variable Social Awareness Stock Portfolio                  CAM N.A.

Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio       CAM N.A.

Legg Mason Partners Investment Series - Legg Mason
Partners Variable Growth and Income Portfolio                                  CAM N.A.

Legg Mason Partners Variable Dividend Strategy Portfolio                       CAM N.A.

Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio          CAM N.A.

Legg Mason Partners Variable All Cap Portfolio                                 CAM N.A.

Legg Mason Partners Variable Investors Portfolio                               CAM N.A.

Legg Mason Partners Variable Portfolios, Inc. - Legg Mason Partners
Variable Large Cap Growth Portfolio                                            CAM N.A.

Legg Mason Partners Variable Small Cap Growth Portfolio                        CAM N.A.

Legg Mason Partners Variable Total Return Portfolio                            CAM N.A and Western Asset

Legg Mason Partners Variable Portfolios II - Legg Mason Partners
   Variable Diversified Strategic Income Portfolio                             Western Asset and Western Asset Limited

FUND                                                                               NEW SUBADVISER(S)
Legg Mason Partners Variable Adjustable Rate Income Portfolio                  Western Asset

Legg Mason Partners Variable High Income Portfolio                             Western Asset

Legg Mason Partners Variable Money Market Portfolio                            Western Asset

Legg Mason Partners Variable Government Portfolio                              Western Asset

Legg Mason Partners Variable High Yield Bond Portfolio*                        Western Asset

Legg Mason Partners Variable Strategic Bond Portfolio                          CAM N.A., Western Asset and Western Asset
                                                                               Limited

*Also, on September 1, 2006, the name of the Legg Mason Partners Variable High Yield Bond Portfolio will be changed to the Legg Mason Partners Variable Global High Yield Bond Portfolio. There will be no change in the portfolio's investment objective or investment policies as a result of the name change. Our forms and communications with you may temporarily continue to refer to the portfolio by its previous name until we are able to revise such documents

Supplement to the following variable annuity contract prospectuses dated May 2, 2005 (as supplemented):

CitiVariable Flexible Premium Deferred Variable Annuity (issued by Citicorp Life Insurance Company)
CitiElite Annuity (issued by First Citicorp Life Insurance Company and by Citicorp Life Insurance Company)

Supplement to the following variable annuity contract prospectuses dated May 1, 2006 (as supplemented):


Gold Track Select                                       Premier Advisers (Class II)
Gold Track                                              Premier Advisers Asset Manager
Index Annuity                                           Premier Advisers II
Marquis Portfolios                                      Premier Advisers III
MetLife Access                                          Premier Advisers III (Series II)
MetLife Access Select                                   Premier Advisers L
MetLife Retirement Account                              Premier Advisers L (Series II)
MetLife Retirement Perspectives                         PrimElite
Pioneer Annuistar                                       PrimElite II
Pioneer Annuistar Flex                                  Protected Equity Portfolio
Pioneer Annuistar Plus
Pioneer Annuistar Value
Portfolio Architect
Portfolio Architect 3
Portfolio Architect Access
Portfolio Architect II
Portfolio Architect L
Portfolio Architect Plus                                Unallocated Group Variable Annuity
Portfolio Architect Select                                Contract
Portfolio Architect XTRA                                Universal Annuity
Premier Advisers (Class I)                              Universal Annuity Advantage

Universal Select Annuity                                Vintage XTRA
Vintage                                                 Vintage XTRA (Series II)
Vintage 3
Vintage Access                                          CitiVariable Flexible Premium Deferred Variable
Vintage II                                                Annuity (issued by First Citicorp Life
Vintage II (Series II)                                    Insurance Company)
Vintage L

Supplement to the following variable life insurance policy prospectuses dated May 2, 2005 (as supplemented):

      InVest
      MarketLife
      MetLife Variable Life Accumulator
      MetLife Variable Life Accumulator (Series 2)
      MetLife Variable Survivorship Life Insurance
      Portfolio Architect Life
      VintageLife

Supplement to the following variable life insurance policy prospectuses dated May 1, 2006 (as supplemented):

      Corporate Owned Variable Universal Life Insurance 2000 Policy Corporate Owned Variable Universal Life Insurance III Policy Corporate Owned Variable Universal Life Insurance IV Policy
      Corporate Owned Variable Universal Life Insurance Policy
      Corporate Owned Variable Universal Life Insurance Policy - Series 2 Corporate Select Policy
      MetLife Variable Life
      MetLife Variable Life Accumulator Series III
      MetLife Variable Survivorship Life II

                                                                   August 2006


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